Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Related Parties Relationship with Group

Name of related parties	Relationship with the Group
Telstra International Limited	A wholly-owned subsidiary of the Company’s major shareholder

Beijing Australian Telecommunications Technical Consulting Limited	A wholly-owned subsidiary of the Company’s major shareholder

Mango JV	A equity-method investee of the Company’s subsidiary

Summary of Related Party Receivables Outstanding	The Group had the following related party receivables outstanding as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Mango JV	—	1,645	254

Summary of Related Party Payables Outstanding

The Group had the following related party payables outstanding as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Telstra International Limited	33	—	—
Mango JV	—	23,444	3,619

	33	23,444	3,619